Other Accounts Receivable, Net (Details) - Schedule of Income Tax Pre-Payments, Consist of Income Tax Payments - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Pre-Payments, Consist of Income Tax Payments [Line Items]
Current receivables from taxes other than income tax	S/ 45,263	S/ 48,729
Cumbra Peru S.A. [member]
Schedule of Income Tax Pre-Payments, Consist of Income Tax Payments [Line Items]
Current receivables from taxes other than income tax	38,885	23,079
Unna Energia S.A. [Member]
Schedule of Income Tax Pre-Payments, Consist of Income Tax Payments [Line Items]
Current receivables from taxes other than income tax	2,292	15,739
Unna Transporte S.A.C. [Member]
Schedule of Income Tax Pre-Payments, Consist of Income Tax Payments [Line Items]
Current receivables from taxes other than income tax	416	5,119
Cumbra Ingenieria S.A. [Member]
Schedule of Income Tax Pre-Payments, Consist of Income Tax Payments [Line Items]
Current receivables from taxes other than income tax	2,332	2,754
AENZA S.A.A. [Member]
Schedule of Income Tax Pre-Payments, Consist of Income Tax Payments [Line Items]
Current receivables from taxes other than income tax	644	1,055
Carretera Andina del Sur S.A.C. [Member]
Schedule of Income Tax Pre-Payments, Consist of Income Tax Payments [Line Items]
Current receivables from taxes other than income tax	515	482
AENZA Servicios Corporativos S.A.C. [Member]
Schedule of Income Tax Pre-Payments, Consist of Income Tax Payments [Line Items]
Current receivables from taxes other than income tax		156
Others [Member]
Schedule of Income Tax Pre-Payments, Consist of Income Tax Payments [Line Items]
Current receivables from taxes other than income tax	S/ 179	S/ 345